Basic earnings per share are calculated by dividing profit attributable to Company’s shareholders by the weighted average number of shares issued during the year. (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 BRL (R$) shares	Dec. 31, 2019 $ / shares
Profit for the year | R$	R$ 2,957,174		R$ 1,828,254		R$ 3,622,127
Weighted average number of common shares issued (thousands) | shares	2,420,314		2,420,804		2,420,481
Basic earnings per share (expressed in R$) | $ / shares		$ 1.22		$ 0.76		$ 1.50
Income attributable to the shareholders of the company | R$	R$ 2,957,174		R$ 1,828,254		R$ 3,622,127
Weighted average number of common shares issued (thousands) | shares	2,420,638		2,421,065		2,421,018
Diluted earnings per share (in R$) | $ / shares		$ 1.22		$ 0.76		$ 1.50